Discontinued operations	6 Months Ended
Jun. 30, 2014
Discontinued operations [Abstract]
Discontinued operations

NOTE 4 - DISCONTINUED OPERATIONS

In December 2005, the Company committed to a plan to cease the operations of its entertainment segment in the United States. Accordingly, as of that date, the assets, liabilities and results of operations of the entertainment segment were classified as discontinued operations in the Company's consolidated financial statements.

In connection with the Company's settlement of certain assessments with the IRS, the Company recognized $0 and $1,847 of changes in uncertain income tax positions in the periods ended June 30, 2014 and 2013, respectively including interest, related to its entertainment segment in income from discontinued operations.

During the year ended December 31, 2012, the Company committed to a plan to cease the operations of its subsidiary in France (I-SEC France) and in November 2012 transferred control of the subsidiary to a court-appointed liquidator. The subsidiary provided aviation security services in France.

During the year ended December 31, 2012, the Company ceased the operations of its subsidiaries in Romania (I-SEC Romania) and Hungary (I-SEC Hungary), which provided aviation security services in the respective countries. The subsidiaries are in the process of liquidation.

During the year ended December 31, 2013 the Company ceased the operations of its subsidiaries in the United Kingdom (I-SEC UK), and Denmark (I-SEC Denmark). In addition, the Company committed to a plan to cease operations of its subsidiary in Belgium (I-SEC Belgium). All of the subsidiaries provided aviation security services in the respective countries.

A summary of the Company's assets and liabilities from discontinued operations as of June 30, 2014 and 2013 are as follows:

	June 30,	December 31,
	2014	2013
ASSETS
CURRENT ASSETS:
Cash and cash equivalents	$21	$259
Accounts receivable, net	-	361
Prepaid expenses and other current assets	72	121
Total current assets from discontinued operations	$93	$741

LIABILITIES
CURRENT LIABILITIES:
Accounts payable	$18	$259
Accrued expenses and other current liabilities	4	588
Total current liabilities from discontinued operations	$22	$847

A summary of the Company's results from discontinued operations for the periods ended June 30, 2014 and 2013 is as follows:

	Period ended, June 30,
	2014	2013
Revenue	$93	$2,706
Cost of revenue	106	2,261
GROSS PROFIT (EXCESS OF COSTS OF REVENUES OVER REVENUE)	(13)	445
Selling, general and administrative expenses	28	408
OPERATING PROFIT (LOSS)	(41)	37
Other income , net	-	629
Income tax benefit	-	1,224
Income (loss) from discontinued operations	$(41)	$1,890